Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Non-current assets
Available-for-sale financial assets	$ 20,890	$ 705	$ 9,960
Investment in associates	3,433,332	115,834	369,329
Property, plant and equipment, net	15,265,311	515,024	13,497,218
Deferred tax assets	212,372	7,165	249,806
Refundable deposits	21,342	720	21,321
Other financial assets - non-current	70,241	2,370	70,677
Other non-current assets	35,474	1,197	181,692
Total non-current assets	19,058,962	643,015	14,400,003
Current assets
Inventories	1,929,239	65,089	1,877,982
Accounts and notes receivable	4,015,734	135,484	4,140,246
Accounts receivable - related parties	11
Other receivables	56,716	1,914	57,411
Other receivables - related parties	4,534	153
Current tax assets	104,906	3,539
Other financial assets - current			1,600
Prepayments	54,126	1,826	142,281
Cash and cash equivalents	8,035,714	271,110	7,571,366
Total current assets other than non-current assets held for sale	14,200,980	479,115	13,790,886
Non-current assets held for sale			3,105,071
Total current assets	14,200,980	479,115	16,895,957
Total assets	33,259,942	1,122,130	31,295,960
Capital and reserves
Issued capital	8,862,971	299,021	8,869,663
Capital surplus	6,271,448	211,587	6,888,826
Retained earnings
Legal reserve	1,166,517	39,356	1,137,837
Unappropriated retained earnings	2,815,966	95,006	260,989
Other reserve
Foreign currency translation reserve	65,593	2,213	10,600
Unrealized gain on valuation of available-for-sale financial assets	678	23
Amounts recognized in other comprehensive income and accumulated in equity relating to non-current assets held for sale			287,645
Unearned employee awards	(54,570)	(1,841)	(200,204)
Treasury stock	(1,007,654)	(33,997)	(1,007,654)
Total equity	18,120,949	611,368	16,247,702
Non-current liabilities
Bank loans - non-current	7,498,853	252,998	9,687,720
Long-term deferred revenue	24,898	840
Lease payable - non-current	18,057	609	29,311
Deferred tax liabilities	174,293	5,880	92,543
Net defined benefit liability, non-current	478,526	16,145	546,968
Guarantee deposits	1,371	46	1,404
Total non-current liabilities	8,195,998	276,518	10,357,946
Current liabilities
Accounts payable	687,960	23,210	825,062
Accounts payable - related parties	226	8
Payables to contractors and equipment suppliers	713,313	24,066	550,346
Other payables	1,980,182	66,808	1,412,054
Other payables - related parties	36	1
Current tax liabilities	273,177	9,216	115,916
Provisions - current	127,311	4,295	80,719
Receipts in advance	5,209	176	1,324
Other current liabilities	31,275	1,055	43,676
Lease payable - current	11,785	398	11,291
Bank loans - current portion	2,143,168	72,307	1,062,285
Short-term bank loans	969,353	32,704
Total current liabilities other than liabilities directly related to non-current assets held for sale	6,942,995	234,244	4,102,673
Liabilities directly related to non-current assets held for sale			587,639
Total current liabilities	6,942,995	234,244	4,690,312
Total liabilities	15,138,993	510,762	15,048,258
Total equity and liabilities	$ 33,259,942	$ 1,122,130	$ 31,295,960